Unaudited Condensed Consolidated Income Statements (Parenthetical) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Outward reinsurance premiums	[1]	£ (12,961)	£ (947)
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Outward reinsurance premiums		£ (12,130)

[1]	Outward reinsurance premiums of £(12,961) million includes the £(12,130) million paid during the period in respect of the reinsurance of the UK annuity portfolio. See note D1 for further details.